Convertible Loan (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Mar. 28, 2019 USD ($) $ / shares	Mar. 28, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 28, 2019 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional consideration exchanged in return for two conversion date extensions		¥ 0
Cash received from convertible loan				¥ 2,168,600		¥ 1,944,800
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of convertible loan	$ 171.1								¥ 1,147,000
Convertible loan maturity date	Apr. 04, 2022	Apr. 04, 2022
Convertible loan interest rate per anum	3.00%								3.00%
Conversion price per share | $ / shares	$ 60.00
Cash received from convertible loan	$ 171.1	¥ 1,147,000
Convertible Debt, Current				940,400				¥ 734,700
Interest Expense, Debt				¥ 201,900		¥ 185,800		¥ 468,400
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest Expense, Long-Term Debt | $			$ 1.3		$ 2.5		$ 4.5